UNADUTIED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)	Ordinary SOrdinary Shareshares	Additional Paid-in Capital	Retained earnings (Accumulated Deficit)	Total
Balance at Mar. 31, 2024	$ 144	$ 24,856	$ (6,748)	$ 18,252
Balance (in Shares) at Mar. 31, 2024	1,437,500
Net income (loss)			(156,520)	(156,520)
Balance at Mar. 31, 2025	$ 144	24,856	(163,268)	(138,268)
Balance (in Shares) at Mar. 31, 2025	1,437,500
Proceeds allocated to Public Rights	$ 0	5,387,388	0	5,387,388
Sale of private placement shares	$ 24	2,408,456	0	2,408,480
Sale of private placement shares (in Shares)	240,848
Issuance of representative shares	$ 23	2,112,577	0	2,112,600
Issuance of representative shares (in Shares)	230,000
Underwriters’ discount and other offering expenses	$ 0	(3,264,646)	0	(3,264,646)
Accretion of carrying value to redemption value	0	(1,970,381)	0	(1,970,381)
Net income (loss)	0	0	332,078	332,078
Balance at Jun. 30, 2025	$ 191	4,698,250	168,810	4,867,251
Balance (in Shares) at Jun. 30, 2025	1,908,348
Balance at Mar. 31, 2025	$ 144	24,856	(163,268)	(138,268)
Balance (in Shares) at Mar. 31, 2025	1,437,500
Proceeds allocated to Public Rights		5,387,388		5,387,388
Sale of private placement shares	$ 24	2,408,456		2,408,480
Sale of private placement shares (in Shares)	240,848
Issuance of representative shares	$ 23	2,112,577		2,112,600
Issuance of representative shares (in Shares)	230,000
Underwriters’ discount and other offering expenses		(3,264,646)		(3,264,646)
Accretion of carrying value to redemption value		(5,677,795)		(5,677,795)
Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)			(450,000)	(450,000)
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)			(2,197,604)	(2,197,604)
Net income (loss)			783,344	783,344
Balance at Mar. 31, 2026	$ 191	990,836	(2,027,528)	(1,036,501)
Balance (in Shares) at Mar. 31, 2026	1,908,348
Accretion of carrying value to redemption value	$ 0	(15,598)	0	(15,598)
Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)	0	0	(450,072)	(450,072)
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)	0	0	(302,840)	(302,840)
Net income (loss)	0	0	164,865	164,865
Balance at Jun. 30, 2026	$ 191	$ 975,238	$ (2,615,575)	$ (1,640,146)
Balance (in Shares) at Jun. 30, 2026	1,908,348